Form N-1A Cover	Jul. 08, 2025
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 08, 2025
Prospectus Date	Jul. 09, 2025